Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2012
Components Of Basic And Diluted Net Income

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Net income available for KONAMI CORPORATION stockholders	¥13,314	¥12,934	¥23,012	$279,985

	Shares
Weighted-average common shares outstanding	133,461,138	134,065,450	138,433,751

Common stock and common stock equivalents	133,461,138	134,065,450	138,433,751

	Yen			U.S. Dollars
Net income attributable to KONAMI CORPORATION stockholders per common share:
Basic	¥99.76	¥96.48	¥166.23	$2.02

Diluted	¥99.76	¥96.48	¥166.23	$2.02